HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investment properties	$ 56,934	$ 62,078	$ 82,915
Property, plant and equipment	6,982	5,484
Accounts receivables and other assets	1,968	2,081
Total assets	99,280	102,591
Debt obligations	46,314	51,499	68,712
Accounts payable and other liabilities	5,499	5,895
Total liabilities	56,706	64,342
Held for sale
Disclosure of financial assets [line items]
Investment properties	2,837	2,920
Property, plant and equipment	27	45
Accounts receivables and other assets	140	135
Total assets	3,004	3,100	$ 1,852
Debt obligations	84	816
Accounts payable and other liabilities	221	82
Total liabilities	$ 305	$ 898